Transactions with non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2021
Non Controlling Interests [abstract]
Schedule of Effects of Transactions With Non-controlling Interests on Equity Attributable to Owners of Parent
The effects of transactions with non-controlling interests on the equity attributable to the owners of the parent are comprised of:

	Changes in non-controlling interest
	Capital contributions (deductions) by non-controlling interests	Transfers to (from) non-controlling interests	Changes in equity attributable to owners of the parent	Consideration paid or payable to non-controlling interests

For the period ended December 31, 2020
Transactions between subsidiaries and shareholders:
Issuance of shares for purchased noncontrolling interests (a)	230,500	95,843	135,055	230,898
Capital contribution to subsidiary	—	(2,138)	2,138	—
	230,500	93,705	137,193	230,898
For the period ended December 31, 2021
Transactions between subsidiaries and shareholders:
Issuance of shares for purchased noncontrolling interests (b)	(230,500)	(77,911)	308,411	230,500
Capital contribution to subsidiary	893	—	—	—
Sale of subsidiary (c)	—	(1,220)	—	(1,220)
Non-controlling interests arising on a business combination (d)	—	41,843	—	—
	(229,607)	(37,288)	308,411	229,280

(a)
In March 2020, the subsidiary PDCA issued 28,924,816 new shares, in the total amount of R$230,500, fully contributed by Salonica Fundo de Investimento em Participações Multiestratégia Investimento no Exterior (“Salonica”), a company of the Grupo Globo. This resulted in dilution of the Group’s interest in PDCA from 100.0% to 67.0% and a corresponding increase in the non-controlling interest’s share. The dilution of the Group’s interest resulted in a gain from dilution which is recognized in capital reserves of the Group.

(b)
On January 28, 2021, the Group has fully acquired the non-controlling interest in PDCA held by Bellver The transaction was made by a purchase and sale of shares, where Bellver agreed to acquire 1,313,066 STNE shares by a payment being part in cash in the amount of R$230,500 and part by the delivering of their PDCA shares. The number of STNE shares delivered to Bellver was based on STNE volume-weighted average trading price of the 30 days preceding the signing of a memorandum of understanding (“MOU”) between the parties on December 8, 2020.

(c)
On June 28, 2021, the Group sold all of the 4,205,115 Linked Gourmet’s shares held by it, representing 58.10% of the total and voting capital, for the total price of R$1, thus withdrawing from Linked Gourmet’s shareholders. The amount of R$1,220 refers to the 41.9% held by non-controlling shareholders.

(d)
Arising from the business combination among the Group and: SimplesVet – R$11,183, VHSYS – R$12,691, Questor – R$8,233, Sponte – R$1,765, Creditinfo Caribbean – R$5,505 and MLabs – R$2,465. For further information, see Note 29.